COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       208 South LaSalle St. 1368
               Chicago, IL 60604


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Business Manager
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	8/12/2010
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     88

Form 13F Information Table Value Total:     $376,058

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC COM             COM              023135106      653  5984.00 SH       Sole                  2744.00           3240.00
AMERICAN PUBLIC EDUCATION      COM              02913V103     6147 140679.00 SH      Sole                 94163.00          46516.00
AMERICAN SUPERCONDUCTR COM     COM              030111108     6210 232707.00 SH      Sole                157946.00          74761.00
APPLE COMPUTER INC COM         COM              037833100     1909  7592.00 SH       Sole                  4018.00           3574.00
APPLIED MICRO CIRCUITS COM     COM              03822W406     6729 642107.00 SH      Sole                437932.00         204175.00
ARCHIPELAGO LEARNING           COM              03956P102     1681 147072.00 SH      Sole                 98442.00          48630.00
ARUBA NETWORKS INC             COM              043176106    11295 793221.00 SH      Sole                529904.00         263317.00
ASIAINFO-LINKAGE INC           COM              04518A104     4555 208378.00 SH      Sole                139038.00          69340.00
AVIS BUDGET GROUP INC          COM              053774105     1026 104570.00 SH      Sole                 68825.00          35745.00
BJ'S RESTAURANTS INC           COM              09180C106     3996 169330.00 SH      Sole                111260.00          58070.00
BROADSOFT INC                  COM              11133B409      132 15524.00 SH       Sole                 10413.00           5111.00
CEPHEID INC                    COM              15670R107     2406 150216.00 SH      Sole                 99005.00          51211.00
CERUS CORP                     COM              157085101       72 22994.00 SH       Sole                 22994.00
CHIPOTLE MEXICAN GRILL CL A    COM              169656105     1954 14288.00 SH       Sole                  9757.00           4531.00
CIENA CORP COM                 COM              171779309     2341 184627.00 SH      Sole                121618.00          63009.00
CONCUR TECHNOLOGIES COM        COM              206708109     3712 86981.00 SH       Sole                 57685.00          29296.00
CORNING INC COM                COM              219350105      241 14938.00 SH       Sole                   578.00          14360.00
CREE INC COM                   COM              225447101      825 13745.00 SH       Sole                  4453.00           9292.00
CROCS INC COM                  COM              227046109     3190 301534.00 SH      Sole                198454.00         103080.00
CUMMINS INC COM                COM              231021106      302  4644.00 SH       Sole                   249.00           4395.00
DEXCOM INC                     COM              252131107     2568 222182.00 SH      Sole                151172.00          71010.00
DG FASTCHANNEL INC             COM              23326R109     4186 128509.00 SH      Sole                 84570.00          43939.00
ENERNOC                        COM              292764107     9401 299045.00 SH      Sole                202160.00          96885.00
ESTERLINE TECHNOLOGIES COM     COM              297425100     4280 90213.00 SH       Sole                 59290.00          30923.00
EXACT SCIENCES CORP            COM              30063P105      267 60683.00 SH       Sole                 60683.00
FINISAR COM                    COM              31787A507     7205 483581.00 SH      Sole                324538.00         159043.00
GENMARK DIAGNOSTICS INC        COM              372309104       92 21000.00 SH       Sole                 21000.00
GENOMIC HEALTH INC COM         COM              37244C101     1604 124093.00 SH      Sole                 82673.00          41420.00
GOOGLE INC CL A                COM              38259P508      603  1357.00 SH       Sole                   514.00            843.00
GRAND CANYON EDUCATION INC     COM              38526M106     3268 139502.00 SH      Sole                 91805.00          47697.00
GREEN MOUNTAIN COFFEE ROAST    COM              393122106    12946 503771.00 SH      Sole                324731.00         179040.00
GSI COMMERCE INC COM           COM              36238G102     8419 292327.00 SH      Sole                194799.00          97528.00
HEARTWARE INTERNATIONAL        COM              422368100      471  6725.00 SH       Sole                  6725.00
HEXCEL CORP NEW COM            COM              428291108     6485 418127.00 SH      Sole                281217.00         136910.00
ILLUMINA INC COM               COM              452327109     1155 26540.00 SH       Sole                 15955.00          10585.00
IMAX CORP COM                  COM              45245E109     6487 444337.00 SH      Sole                296341.00         147996.00
INCYTE GENOMICS INC COM        COM              45337C102     1345 121557.00 SH      Sole                 79887.00          41670.00
INSULET CORP                   COM              45784P101     5001 332311.00 SH      Sole                221916.00         110395.00
INTUITIVE SURGICAL INC COM     COM              46120E602      696  2208.00 SH       Sole                  2128.00             80.00
IPG PHOTONICS CORP             COM              44980X109     5445 357549.00 SH      Sole                241700.00         115849.00
IROBOT CORP COM                COM              462726100     4736 252096.00 SH      Sole                171758.00          80338.00
ISHARES TR RUSL 2000 GROW      COM              464287648     1244 18688.00 SH       Sole                                   18688.00
J CREW GROUP INC COM           COM              46612H402     6455 175379.00 SH      Sole                114179.00          61200.00
LADISH CO INC                  COM              505754200     2801 123326.00 SH      Sole                 83234.00          40092.00
LATTICE SEMICONDUCTOR COM      COM              518415104       91 20987.00 SH       Sole                 20987.00
LIONBRIDGE TECH INC COM        COM              536252109     4114 900365.00 SH      Sole                603066.00         297299.00
LULULEMON ATHLETICA            COM              550021109     3546 95279.00 SH       Sole                 62784.00          32495.00
LUMBER LIQUIDATORS HOLDINGS IN COM              55003T107     2157 92472.00 SH       Sole                 60722.00          31750.00
MAKO SURGICAL CORP             COM              560879108      167 13479.00 SH       Sole                 13479.00
MELLANOX TECHNOLOGIES LTD      COM              M51363113    17435 796134.00 SH      Sole                513844.00         282290.00
MERCADOLIBRE INC               COM              58733R102     5120 97443.00 SH       Sole                 71628.00          25815.00
MICRUS ENDOVASCULAR            COM              59518V102      222 10700.00 SH       Sole                 10700.00
MIDDLEBY CORP COM              COM              596278101     3781 71091.00 SH       Sole                 46781.00          24310.00
MOTRICITY INC                  COM              620107102     1288 146424.00 SH      Sole                 97639.00          48785.00
NANOMETRICS INC COM            COM              630077105     7465 739867.00 SH      Sole                501872.00         237995.00
NEKTAR THERAPEUTICS COM        COM              640268108     1650 136443.00 SH      Sole                 89868.00          46575.00
NETEZZA CORPORATION            COM              64111N101     2676 195669.00 SH      Sole                132184.00          63485.00
NETLOGIC MICROSYS INC COM      COM              64118B100     7306 268625.00 SH      Sole                179065.00          89560.00
NUVASIVE INC COM               COM              670704105     2938 82876.00 SH       Sole                 54554.00          28322.00
NXSTAGE MEDICAL INC            COM              67072V103     7204 485480.00 SH      Sole                332000.00         153480.00
OPNET TECHNOLOGIES INC COM     COM              683757108     2138 145590.00 SH      Sole                103053.00          42537.00
PEGASYSTEMS INC COM            COM              705573103     5172 161096.00 SH      Sole                108291.00          52805.00
POLYPORE INTERNATIONAL INC     COM              73179V103     3076 135298.00 SH      Sole                 91538.00          43760.00
RACKSPACE HOSTING INC          COM              750086100    14699 801526.00 SH      Sole                519836.00         281690.00
RUE21 INC                      COM              781295100     2844 93745.00 SH       Sole                 61693.00          32052.00
SALESFORCE COM INC COM         COM              79466L302     1107 12900.00 SH       Sole                  5040.00           7860.00
SALIX PHARMACEUTICALS COM      COM              795435106     4230 108391.00 SH      Sole                 73288.00          35103.00
SEATTLE GENETICS INC           COM              812578102     1740 145174.00 SH      Sole                 95359.00          49815.00
SILICON LABORATORIES COM       COM              826919102     1768 43605.00 SH       Sole                 28700.00          14905.00
SIRONA DENTAL SYSTEMS          COM              82966C103     6881 197515.00 SH      Sole                131532.00          65983.00
SKYWORKS SOLUTIONS INC COM     COM              83088M102     4961 295508.00 SH      Sole                200297.00          95211.00
SPIRIT AEROSYSTEMS             COM              848574109      461 24220.00 SH       Sole                  6220.00          18000.00
STRATASYS INC COM              COM              862685104     9829 400206.00 SH      Sole                272250.00         127956.00
SUCCESSFACTORS INC             COM              864596101    19924 958350.00 SH      Sole                620716.00         337634.00
TENNANT CO                     COM              880345103     2112 62468.00 SH       Sole                 42466.00          20002.00
TERADYNE INC COM               COM              880770102     7669 786585.00 SH      Sole                507930.00         278655.00
TERREMARK WORLDWIDE INC        COM              881448203      758 97152.00 SH       Sole                 69064.00          28088.00
TESLA MOTORS                   COM              88160R101     2510 105360.00 SH      Sole                 71479.00          33881.00
TEXAS ROADHOUSE INC CL A       COM              882681109     2896 229532.00 SH      Sole                151057.00          78475.00
THORATEC LABS CORP COM NEW     COM              885175307    13775 322395.00 SH      Sole                217681.00         104714.00
TRIUMPH GROUP INC NEW COM      COM              896818101     6821 102375.00 SH      Sole                 68740.00          33635.00
U S AIRWAYS GROUP INC COM      COM              90341W108     4472 519488.00 SH      Sole                349823.00         169665.00
ULTA SALON COSMETICS & FRAGRAN COM              90384S303     9083 384011.00 SH      Sole                239240.00         144771.00
VEECO INSTRS INC DEL COM       COM              922417100    14462 421894.00 SH      Sole                269669.00         152225.00
VOLCANO CORP                   COM              928645100     4604 211042.00 SH      Sole                140762.00          70280.00
WHIRLPOOL CORP COM             COM              963320106      396  4519.00 SH       Sole                   309.00           4210.00
WINTRUST FINL CORP             COM              97650W108     3945 118333.00 SH      Sole                 77703.00          40630.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112